Basis of Presentation and Summary of Significant Accounting Policies (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 13, 2022	Dec. 31, 2021
Unrecognized tax benefits			$ 0	$ 0
Fifth Wall Acquisition Corp Three [Member]
Cash and cash equivalents	$ 0	$ 0		0
Federal depository insurance coverage amount	$ 250,000	$ 250,000		250,000
Number of shares issued	907,000	907,000
Ordinary shares, shares subject to possible redemption		27,500,000
Unrecognized tax benefits	$ 0	$ 0		0
Unrecognized tax benefits accrued for interest and penalties	$ 0	$ 0		$ 0
Class A Common Stock Subject to Redemption [Member] | Fifth Wall Acquisition Corp Three [Member]
Ordinary shares, shares subject to possible redemption	441,302	27,500,000		27,500,000